Tax situation - Additional information (Detail)				12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Feb. 12, 2021 PEN (S/)	Dec. 31, 2022 PEN (S/) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	May 19, 2020 PEN (S/)
Excess payment rejected by the income tax authority
Income tax expenses				S/ 30,587,000		S/ 39,108,000
Income tax consequences recovery recognized							S/ 1,518,000
Over the taxable income				29.50%	29.50%	29.50%	29.50%
Fines and interest arrears payable	S/ 134,679,000	S/ 125,707,000		S/ 134,679,000		S/ 125,707,000
Additional tax rate							29.50%
Threshold limit below which certain companies are exempt from the deduction regulation in respect of interest expenses				2,500
Bankerization Act [Member]
Excess payment rejected by the income tax authority
Amount of payment to be made through payment means				2,000	$ 500
Section Three of Bankerization Act as Amended [Member]
Excess payment rejected by the income tax authority
Amount of payment to be made through payment means				1
Izipay [Member]
Excess payment rejected by the income tax authority
Unused tax losses	82,931,174	99,640,144		S/ 82,931,174		99,640,144
Percentage of net income eligible to be set off against tax losses				50.00%	50.00%
Resolution Of Collective Collection Number Zero One Zero Zero Six Zero Zero Six Five One Three Eight [Member]
Excess payment rejected by the income tax authority
Third category income tax debt payable	62,000,000			S/ 62,000,000
Event Triggering Taxation Indirect Sale Assumption [member]
Excess payment rejected by the income tax authority
Number of shares disposed or to be disposed minimum | shares				40,000	40,000
Tax Treatment For Interest In Suspense Account [member] | Tax contingent liability [member]
Excess payment rejected by the income tax authority
Income tax liability and other possible contingencies	290,000,000	425,000,000		S/ 290,000,000		425,000,000
Fines and interest arrears payable	198,000,000			198,000,000
Income tax liability related to other minor repairs	92,000,000			92,000,000
Partial Income Tax Audit For Non Domiciled Entities [member] | Seguros Sura [member]
Excess payment rejected by the income tax authority
Provision for contingency		19,000,000				19,000,000
Tax Penalties And Moratorium Interest
Excess payment rejected by the income tax authority
Income tax liability and other possible contingencies	S/ 62,000,000	41,000,000		S/ 62,000,000		41,000,000
Year Two Thousand And Twenty One And Thereafter [member] | Criteria For Interest Expense Deduction [member]
Excess payment rejected by the income tax authority
Interest expense as a percentage of earnings before interest tax depreciation and amortisation				30.00%	30.00%
Bottom of range [member] | Interest in suspense [member]
Excess payment rejected by the income tax authority
Alleged tax debt								S/ 1,000,000
Top of range [member]
Excess payment rejected by the income tax authority
Percentage of the market value of shares or participations of the legal person non-domiciled	50.00%			50.00%
Percentage of the capital of legal persons non-domiciled be disposal	10.00%			10.00%
Top of range [member] | Interest in suspense [member]
Excess payment rejected by the income tax authority
Alleged tax debt								S/ 35,000,000
SUNAT [member]
Excess payment rejected by the income tax authority
Minimum amount to be generated during reported period	S/ 30,800			S/ 30,800
SUNAT [member] | Determination And Penalty Resolutions | 2012
Excess payment rejected by the income tax authority
Provision for contingency	14,000,000	13,000,000		14,000,000		13,000,000
SUNAT [member] | Resolution Of Compliance Regarding Income Tax And Prepaid Income Tax [Member] | 2006
Excess payment rejected by the income tax authority
Provision for contingency	23,000,000			23,000,000
Excess Payment Rejected By The Income Tax Authority			S/ 3,500,000
SUNAT [member] | Determination Of Tax On Third Category Income Determination For The Application Of Additional Rate Of Tax Resolution For Determination Of Additional Tax Paid And Declaration Of Inaccurate Data [Member] | 2015
Excess payment rejected by the income tax authority
Provision for contingency	S/ 14,000,000	S/ 13,000,000		S/ 14,000,000		S/ 13,000,000
Additional tax rate	4.10%	4.10%